Other Income Items	12 Months Ended
Dec. 31, 2019
Other Income Items
Other Income Items

13.	OTHER INCOME ITEMS

(a)	Non-Refundable Early Option Price Installment ("Early Option Price Installment")

In December 2017, on entering a framework agreement with First Quantum Minerals Ltd. ("First Quantum"), the Group received a non-refundable early option payment of US$37,500 ($48,751) ("non-refundable early option price installment"), which was to be applied solely for the purpose of progressing with permitting of the Pebble Project. The framework agreement, which contemplated that an affiliate of First Quantum would execute an option agreement to earn a 50% interest in the Pebble Partnership, was terminated in May 2018, as the Group and First Quantum were unable to reach an agreement on the option and partnership transaction as contemplated therein. Accordingly, the Group recorded the non-refundable early option price installment as income in the statement of comprehensive loss for the year ended December 31, 2018.

(b)	Sale of Royalty

During the year ended December 31, 2018, the Group completed the sale of a net proceeds interest royalty held by the Group on a non-core property, and which was carried at a nominal value, to a third party for proceeds net of withholding taxes of US$24 ($31). Pursuant to the transaction, the Group received accrued and outstanding royalty income of US$477 ($617).

During the year ended December 31, 2019, the Group received $6 for an over deduction in withholding taxes.